Revenue - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total revenue	€ 82,218	€ 67,773
Revenue - Lease component included within time charter services and transportation and installation.	18,000	59,000
Revenue exceeded 10% of total revenue - Customer 1
Revenue
Total revenue	31,700	36,000
Revenue exceeded 10% of total revenue - Customer 2
Revenue
Total revenue	18,400	€ 28,000
Revenue exceeded 10% of total revenue - Customer 3
Revenue
Total revenue	€ 14,300